PRINCIPAL ACCOUNTING POLICIES (Details 5)					0 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	May 01, 2012 Starway Hong Kong CNY	May 01, 2012 Starway Hong Kong Hanting USD ($)	May 01, 2012 Starway Hong Kong Hanting CNY	Dec. 31, 2012 Starway Hong Kong Hanting CNY
Investment transaction disclosures
Equity sold (as a percent)					51.00%	51.00%	51.00%
Consideration received on sale of noncontrolling interest					$ 2,700,000	17,100,000	17,131,759
Company's noncontrolling interest (as a percent)				49.00%
Noncontrolling interest in Starway	$ 15,288,284	95,247,538	102,770,969	16,500,000